27. EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Details 2Abstract
Present value of defined benefit obligation, beginning	R$ 3,077,849	R$ 2,872,442
Cost of service	1,169	1,285
Interest cost	304,132	322,359
Benefits paid	(280,493)	(284,777)
Actuarial loss/(gain)	(15,224)	166,540
Present value of defined benefit obligation, ending	R$ 3,087,433	R$ 3,077,849